UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21504
                                      ----------------------------------------

                  Advent/Claymore Enhanced Growth & Income Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        1065 Avenue of the Americas, New York, NY          10018
------------------------------------------------------------------------------
          (Address of principal executive offices)      (Zip code)

                             Robert White, Treasurer
                           1065 Avenue of the Americas
                               New York, NY 10018
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                      -------------

Date of fiscal year end: October 31
                         ---------------

Date of reporting period: July 31, 2008
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.
         Attached hereto.

 ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND
 PORTFOLIO OF INVESTMENTS
 JULY 31, 2008 (UNAUDITED)

 NUMBER OF SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------

                     Long-Term Investments -- 93.2%
                     COMMON STOCKS -- 51.5%
                     ADVERTISING - 1.2%
          300,000    Interpublic Group of Cos., Inc. (b)                                            $ 2,637,000
                                                                                                 ---------------
                     AGRICULTURE-- 3.0%
        1,750,000    Chaoda Modern Agriculture Ltd. (Cayman Islands)                                  2,029,863
           65,000    Lorillard, Inc. (b)                                                              4,362,150
                                                                                                 ---------------
                                                                                                      6,392,013
                                                                                                 ---------------
                     AUTO MANUFACTURERS-- 1.8%
          171,500    Suzuki Motor Corp. (Japan)                                                       3,760,513
                                                                                                 ---------------

                     BANKS - 0.7%
           40,000    Bank of New York Mellon Corp. (The)                                              1,420,000
                                                                                                 ---------------

                     BEVERAGES  -- 0.9%
           92,000    SABMiller PLC (United Kingdom) (a)                                               1,911,727
                                                                                                 ---------------

                     BIOTECHNOLOGY  -- 2.2%
           40,000    Amgen, Inc. (a)(b)                                                               2,505,200
           30,000    Genzyme Corp. (a)(b)                                                             2,299,500
                                                                                                 ---------------
                                                                                                      4,804,700
                                                                                                 ---------------
                     CHEMICALS  -- 2.2%
           60,300    Nitto Denko Corp. (Japan)                                                        1,735,051
        2,895,000    Sinofert Holdings, Ltd. (Bermuda)                                                2,092,704
            2,750    Syngenta AG (Switzerland)                                                          806,238
                                                                                                 ---------------
                                                                                                      4,633,993
                                                                                                 ---------------
                     COMMERCIAL SERVICES -- 1.1%
           33,500    Visa, Inc., Class A (a)                                                          2,447,510
                                                                                                 ---------------

                     DIVERSIFIED FINANCIAL SERVICES - 4.2%
            7,000    CME Group, Inc. (a)                                                              2,520,910
           35,000    IntercontinentalExchange, Inc. (a)(b)                                            3,493,000
          110,000    Nasdaq OMX Group (The) (a)(b)                                                    3,054,700
                                                                                                 ---------------
                                                                                                      9,068,610
                                                                                                 ---------------
                     ELECTRICAL COMPONENTS AND EQUIPMENT -- 2.6%
          125,000    Casio Computer Co., Ltd. (Japan)                                                 1,548,550
           36,500    General Cable Corp. (a)(b)                                                       2,103,495
           55,000    Suntech Power Holdings Co., Ltd., ADR  (Cayman Islands) (a)(b)                   1,840,300
                                                                                                 ---------------
                                                                                                      5,492,345
                                                                                                 ---------------
                     ENTERTAINMENT -- 0.2%
          100,000    Shuffle Master, Inc. (a)(b)(c)                                                     483,000
                                                                                                 ---------------

                     FOREST PRODUCTS AND PAPER - 0.7%
           90,000    Temple-Inland, Inc. (a)                                                          1,462,500
                                                                                                 ---------------

                     HAND/MACHINE TOOLS -- 0.9%
           19,400    SMC Corp. (Japan)                                                                1,938,474
                                                                                                 ---------------

                     HEALTHCARE - PRODUCTS --  2.4%
          774,000    Hengan International Group Co., Ltd. (Cayman Islands)                            2,356,051
          150,000    Hologic, Inc. (a)(b)                                                             2,770,500
                                                                                                 ---------------
                                                                                                      5,126,551
                                                                                                 ---------------
                     HOLDING COMPANIES -DIVERSIFIED -- 0.8%
          629,000    Shanghai Industrial Holdings Ltd. (China)                                        1,797,776
                                                                                                 ---------------

                     MINING - 3.3%
           20,000    Barrick Gold Corp. (Canada)  (a)                                                   847,000
           75,000    Cia Vale do Rio Doce, ADR (Brazil) (a)                                           2,252,250
           40,000    Freeport-McMoran Copper & Gold, Inc. (a)                                         3,870,000
                                                                                                 ---------------
                                                                                                      6,969,250
                                                                                                 ---------------
                     OIL AND GAS -- 5.4%
           75,000    Advantage Energy Income Fund (Income Trust) (Canada)                               810,000
           30,000    Baytex Energy Trust (Income Trust) (Canada)                                        921,164
           70,500    Bonavista Energy Trust (Income Trust) (Canada)                                   2,241,041
           45,000    Chesapeake Energy Corp. (a)                                                      2,256,750
           80,000    Enerplus Resources Fund (Income Trust) (Canada)                                  3,275,511
           50,000    Vermilion Energy Trust (Income Trust) (Canada)                                   1,929,696
                                                                                                 ---------------
                                                                                                     11,434,162
                                                                                                 ---------------
                     PHARMACEUTICALS -- 3.7%
          100,000    Isis Pharmaceuticals, Inc. (a)(b)                                                1,713,000
           50,000    Merck & Co., Inc. (a)                                                            1,645,000
           24,000    Roche Holding AG (Switzerland)                                                   4,449,618
                                                                                                 ---------------
                                                                                                      7,807,618
                                                                                                 ---------------
                     REAL ESTATE -- 1.2%
          219,000    Shoei Co., Ltd. (Japan)                                                          2,475,996
                                                                                                 ---------------

                     RETAIL -- 2.4%
           75,000    GameStop Corp., Class A (a)(b)                                                   3,038,250
           95,510    Whitbread PLC (United Kingdom) (a)                                               2,103,857
                                                                                                 ---------------
                                                                                                      5,142,107
                                                                                                 ---------------
                     SEMICONDUCTORS - 1.2%
          200,000    Infineon Technologies AG, ADR (Germany) (a)                                      1,504,000
          250,000    Micron Technology, Inc. (a)(b)                                                   1,207,500
                                                                                                 ---------------
                                                                                                      2,711,500
                                                                                                 ---------------
                     TELECOMMUNICATIONS -- 8.8%
          200,000    ADC Telecommunications, Inc. (a)(b)                                              1,892,000
          110,000    Amdocs, Ltd. (Guernsey) (a)(b)                                                   3,345,100
          225,000    Comverse Technology, Inc. (b)                                                    3,370,500
           65,000    NII Holdings, Inc. (a)(b)                                                        3,552,900
          600,000    Powerwave Technologies, Inc. (a)(b)                                              2,460,000
          400,000    Qwest Communications International, Inc.                                         1,532,000
          550,000    RF Micro Devices, Inc. (b)                                                       1,798,500
          100,000    Sprint Nextel Corp. (a)                                                            814,000
                                                                                                 ---------------
                                                                                                     18,765,000
                                                                                                 ---------------
                     TRANSPORTATION - 0.6%
           17,000    DryShips, Inc. (Marshall Island) (a)                                             1,311,210
                                                                                                 ---------------

                     TOTAL COMMON STOCKS - 51.5%
                     (Cost $129,745,434)                                                            109,993,555
                                                                                                 ---------------

                     CONVERTIBLE PREFERRED STOCKS -- 21.7%
                     AUTO MANUFACTURERS - 0.7%
           68,800    General Motors Corp., Ser. D, 1.50%, 2009 (a)                                    1,470,600
                                                                                                 ---------------

                     BANKS  -- 2.8%
            2,000    Bank of America Corp., Ser. L, 7.25%, 2049 (a) (f)                               1,866,000
           20,250    Keycorp, Ser. A, 7.75%, 12/31/49                                                 1,890,742
           60,000    Wachovia Corp., Ser. Bank of New York Mellon, 10.00%, 2009 (b)(d)(e)             2,187,600
                                                                                                 ---------------
                                                                                                      5,944,342
                                                                                                 ---------------
                     COMPUTERS - 0.7%
           78,003    Merrill Lynch & Co., Inc., Ser. Dell, Inc., 14.85%, 2008 (d)(e)                  1,528,079
                                                                                                 ---------------

                     DIVERSIFIED FINANCIAL SERVICES  -- 3.4%
           25,000    AMG Capital Trust II, 5.15%, 2037                                                  835,938
           20,000    Citigroup, Inc., Ser. T,  6.5%, 2049 (f)                                           884,800
           40,000    Legg Mason, Inc., 7.00%, 2011 (a)                                                1,585,200
            1,525    SLM Corp., Ser. C,  7.25%, 2010 (a)                                              1,353,247
                                                                                                 ---------------
                                                                                                      4,659,185
                                                                                                 ---------------
                     ELECTRIC - 2.2%
           45,000    Entergy Corp., 7.625%, 2009                                                      2,812,500
            6,000    NRG Energy, Inc. 5.75%, 2009                                                     1,873,125
                                                                                                 ---------------
                                                                                                      4,685,625
                                                                                                 ---------------
                     HOUSEHOLD PRODUCTS/WARES-- 0.8%
           40,000    Avery Dennison Corp., 7.875%, 2010 (a)                                           1,760,000
                                                                                                 ---------------

                     MINING - 3.7%
           72,020    Credit Suisse, Ser. Barrick Gold Corp., 9.00%, 2009 (Canada) (a)(b)(d)           2,967,944
          103,680    Deutsche Bank AG, Ser. Cia Vale Do Rio Doce, 10.00%, 2009
                       (Brazil) (a)(b)(d)(e)                                                          3,261,773
           17,300    Hecla Mining Co., 6.50%, 2011 (a)                                                1,601,115
                                                                                                 ---------------
                                                                                                      7,830,832
                                                                                                 ---------------
                     OIL AND GAS SERVICES  - 0.6%
           25,361    Citigroup Funding, Inc., Ser. Schlumberger, Ltd., 9.00%, 2009 (a)(d)             2,567,180
           29,875    Merrill Lynch & Co., Inc., Ser. Halliburton Co., 8.00%, 2009 (a)(d)(e)           1,375,445
                                                                                                 ---------------
                                                                                                      3,942,625
                                                                                                 ---------------
                     PHARMACEUTICALS  -- 4.4%
                     Mylan, Inc.,6.50%, 2010 (a)                                                      5,364,600
           20,000    Schering-Plough Corp., 6.00%, 2010 (a)(c )                                       3,923,000
                                                                                                 ---------------
                                                                                                      9,287,600
                                                                                                 ---------------
                     TELECOMMUNICATIONS-- 2.4%
            5,000    Lucent Technologies Capital Trust I, 7.75%, 2017                                 3,825,000
          131,400    Merrill Lynch & Co., Inc., Ser. Motorola, Inc., 18.70%, 2008 (d)(e)              1,306,116
                                                                                                 ---------------
                                                                                                      5,131,116
                                                                                                 ---------------
                     TOTAL CONVERTIBLE PREFERRED STOCKS - 21.7%
                     (Cost $51,129,956)                                                              46,240,004
                                                                                                 ---------------

 PRINCIPAL AMOUNT                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                     CONVERTIBLE BONDS -- 5.4%
                     AIRLINES - 0.2%
        $ 461,000    JetBlue Airways Corp., CCC
                     3.75%, 3/15/35                                                                     326,158
                                                                                                 ---------------

                     BANKS - 0.4%
      $ 1,000,000    Boston Private Financial Holdings, Inc., NR
                     3.00%, 7/15/27 (a)                                                                 913,750
                                                                                                 ---------------

                     CHEMICALS -- 2.2%
 (euro) 2,000,000    Bayer Capital Corp. BV, BBB
                     6.625%, 6/01/09 (Netherlands)                                                    4,659,062
                                                                                                 ---------------

                     MACHINERY - DIVERSIFIED  - 1.0%
      $ 2,500,000    Allegro Investment Corp., Ser. Nabtesco, ELKS, NR
                     9.00%, 7/16/09 (Japan) (d)                                                       2,188,250
                                                                                                 ---------------

                     OIL & GAS - 1.6%
      $ 1,500,000    Carrizo Oil & Gas, Inc.
                     4.375%, 6/01/28 (a)                                                              1,350,000
      $ 2,000,000    Transocean, Inc., Ser. A, BBB+
                     1.625%, 12/15/37 (Cayman Islands)                                                2,137,500
                                                                                                 ---------------
                                                                                                      3,487,500
                                                                                                 ---------------
                     TOTAL CONVERTIBLE BONDS - 5.4%
                     (Cost $11,373,734)                                                              11,574,720
                                                                                                 ---------------

                     CORPORATE BONDS -- 13.8%
                     COMPUTERS - SOFTWARE AND PERIPHERALS  -- 0.7%
      $ 1,500,000    SunGard Data Systems, Inc., B-
                     10.25%, 8/15/15                                                                  1,522,500
                                                                                                 ---------------

                     DIVERSIFIED FINANCIAL SERVICES - 6.5%
        1,265,000    Axcan Intermediate Holdings, Inc., B-
                     12.75%, 3/1/16 (e)                                                               1,265,000
       12,150,000    Dow Jones CDX North America High Yield, Ser. 3-4, NR
                     10.50%, 12/29/09 (e)                                                            12,590,438
                                                                                                 ---------------
                                                                                                     13,855,438
                                                                                                 ---------------
                     ELECTRIC  -- 1.6%
        3,500,000    Texas Competitive Electric Holdings Co., LLC, CCC
                     10.25%, 11/01/15 (e)                                                             3,500,000
                                                                                                 ---------------

                     HOLDING COMPANIES - DIVERSIFIED -- 0.5%
        1,000,000    Leucadia National Corp., BB+
                     8.125%, 9/15/15                                                                    996,250
                                                                                                 ---------------

                     LEISURE TIME -- 1.0%
        2,500,000    Travelport LLC, B
                     9.875%, 9/01/14                                                                  2,100,000
                                                                                                 ---------------

                     OIL AND GAS SERVICES -- 1.6%
        3,000,000    CCS, Inc., B-
                     11.00%, 11/15/15 (Canada) (e)                                                    2,625,000
          750,000    Forbes Energy Services, Ltd., B
                     11.00%, 2/15/2015 (Bermuda)                                                        750,000
                                                                                                 ---------------
                                                                                                      3,375,000
                                                                                                 ---------------
                     PACKAGING & CONTAINERS - 0.9%
        1,500,000    Jefferson Smurfit Corp., B-
                     8.25%, 10/1/12                                                                   1,316,250
          650,000    Smurfit-Stone Container Enterprises, Inc., B-
                     8.375%, 7/1/12                                                                     573,625
                                                                                                 ---------------
                                                                                                      1,889,875
                                                                                                 ---------------
                     SEMICONDUCTORS -- 1.0%
        2,500,000    Freescale Semiconductor, Inc., B-
                     8.875%, 12/15/14                                                                 2,118,750
                                                                                                 ---------------

                     TOTAL CORPORATE BONDS --13.8%
                     (Cost $29,809,575)                                                              29,357,813
                                                                                                 ---------------

 NUMBER OF SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                     EXCHANGE-TRADED FUNDS - 0.8%
           40,000    UltraShort QQQ ProShares (a)
                     (Cost $1,800,825)                                                                1,757,600
                                                                                                 ---------------

                                                                                                 ---------------
                     TOTAL LONG-TERM INVESTMENTS - 93.2%                                            198,923,692
                                                                                                 ---------------

 CONTRACTS
 (100 SHARES                                                            EXPIRATION    EXERCISE
 PER CONTRACT)       OPTIONS PURCHASED(B)                              DATE          PRICE                VALUE
----------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS PURCHASED -- 0.0%
              200    Cooper Cos., Inc. (The) (a)                       November 2008     $ 50.00        $ 2,500
              300    Gannett Co., Inc. (a)                             October 2008        25.00          6,000
              200    Lamar Advertising Co. (a)                         October 2008        65.00          3,000
                                                                                                 ---------------
                                                                                                         11,500
                                                                                                 ---------------
                     PUT OPTIONS PURCHASED -- 0.1%
              200    Cooper Cos., Inc. (The) (a)                       November 2008       35.00         66,000
              300    Gannett Co., Inc. (a)                             October 2008        17.50         46,500
              200    Lamar Advertising Co. (a)                         October 2008        35.00         46,500
                                                                                                 ---------------
                                                                                                        159,000
                                                                                                  ---------------

                     TOTAL OPTIONS PURCHASED -- 0.1%
                     (Cost $165,149)                                                                    170,500
                                                                                                 ---------------

                     TOTAL INVESTMENTS -- 93.3%
                     (Cost $224,024,673)                                                            199,094,192
                     Other assets in excess of liabilities - 7.2%                                    15,497,638
                     Total Options Written (Premiums received $1,038,165) - (0.5%)                   (1,201,874)
                                                                                                 ---------------
                     NET ASSETS - 100.0%                                                          $ 213,389,956
                                                                                                 ===============



--------------------------------------------------------------------------------
 ADR - American Depositary Receipt
 AG - Stock Corporation
 ELKS - Equity Linked Notes
 LLC - Limited Liability Corp.
 PLC - Public Limited Company

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

(c) All or a portion of these securities with an aggregate market value of $2,836,800 have been physically segregated to collateralize written call options.

(d) Synthetic convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to 13.9% of net assets.

(f)  Security is convertible until December 31, 2049.

Ratings shown are per Standard & Poor's and are unaudited. Securities classified as NR are not rated by Standard & Poors.

Country Breakdown*
----------------------------------------------------------------
United States                                             65.9%
Canada                                                     7.9%
Japan                                                      6.8%
Cayman Islands                                             4.2%
Brazil                                                     2.8%
Switzerland                                                2.6%
Netherlands                                                2.3%
United Kingdom                                             2.0%
Guernsey                                                   1.7%
Bermuda                                                    1.4%
China                                                      0.9%
Germany                                                    0.8%
Marshall Islands                                           0.7%
----------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ending April 30, 2008.

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND


CONTRACTS
(100 SHARES                                                         EXPIRATION    EXERCISE         MARKET
PER CONTRACT)   CALL OPTIONS WRITTEN(a)                                   DATE       PRICE          VALUE
----------------------------------------------------------------------------------------------------------

         150    ADC Telecommunications, Inc.                     September 2008    $ 15.00          $ 750
         150    Amdocs, Ltd.                                     August 2008         30.00         15,375
         125    Amgen, Inc.                                      September 2008      60.00         65,000
          25    Amgen, Inc.                                      September 2008      57.50         16,813
         100    Avery Dennison Corp.                             August 2008         45.00          7,250
          50    Bank of America Corp.                            August 2008         30.00         19,350
         100    Bank of New York Mellon Corp.                    August 2008         40.00          4,500
         100    Bank of New York Mellon Corp.                    September 2008      40.00         12,500
         100    Barrick Gold Corp.                               August 2008         45.00          7,300
          10    Boston Private Financial Holdings, Inc.          September 2008       7.50            950
          50    Carrizo Oil & Gas, Inc.                          September 2008      75.00          1,000
          50    Chesapeake Energy Corp.                          August 2008         55.00          6,250
          50    Chesapeake Energy Corp.                          September 2008      62.50          5,500
         100    Cia Vale do Rio Doce, ADR                        September 2008      34.00          7,400
         100    Citigroup Funding, Inc., Ser. Schlumberger, Ltd. August 2008        110.00          5,300
          15    CME Group, Inc.                                  August 2008        370.00         18,000
          10    CME Group, Inc.                                  August 2008        380.00          8,000
         200    Cooper Cos., Inc. (The)                          November 2008       40.00         15,500
         100    Credit Suisse, Ser. Barrick Gold Corp.           August 2008         47.50          2,700
          50    DryShips, Inc.                                   August 2008         90.00          3,250
          50    Freeport-McMoRan Copper & Gold, Inc.             August 2008        110.00          5,000
          50    Freeport-McMoRan Copper & Gold, Inc.             August 2008         85.00          2,550
         300    GameStop Corp., Class A                          September 2008      50.00         18,750
         100    Gannett Co., Inc.                                October 2008        20.00          9,000
         200    Gannett Co., Inc.                                October 2008        17.50         38,000
         150    General Cable Corp.                              August 2008         65.00          3,000
         100    General Motors Corp.                             August 2008         15.00          1,600
         100    General Motors Corp.                             August 2008         12.50          5,600
         200    Genzyme Corp.                                    August 2008         75.00         55,000
          50    Hecla Mining Co.                                 August 2008         10.00          1,500
          50    Hologic, Inc.                                    August 2008         25.00            250
         150    Hologic, Inc.                                    August 2008         22.50            750
         250    Infineon Technologies AG, ADR                    August 2008         10.00          2,500
          50    IntercontinentalExchange, Inc.                   August 2008        110.00         11,500
          50    IntercontinentalExchange, Inc.                   August 2008        150.00            750
         400    Isis Pharmaceuticals, Inc.                       August 2008         15.00         88,000
         200    Lamar Advertising Co.                            October 2008        40.00         49,500
          10    Legg Mason, Inc.                                 August 2008         50.00            110
          65    Legg Mason, Inc.                                 August 2008         55.00            650
          50    Lorillard, Inc.                                  August 2008         75.00          1,250
          45    Lorillard, Inc.                                  September 2008      80.00          2,250
         100    Merck & Co., Inc.                                August 2008         37.50            500
         200    Merck & Co., Inc.                                September 2008      32.50         43,000
          50    Merrill Lynch & Co., Inc., Ser. Halliburton Co.  September 2008      55.00          1,150
         250    Micron Technology, Inc.                          September 2008       6.00          3,750
          50    Mylan, Inc.                                      August 2008         12.50          4,000
         100    Nasdaq OMX Group (The)                           August 2008         30.00          7,500
         100    Nasdaq OMX Group (The)                           September 2008      30.00         14,500
         100    Nasdaq OMX Group (The)                           September 2008      32.50          8,000
         100    NII Holdings, Inc.                               August 2008         45.00         97,000
          25    NII Holdings, Inc.                               August 2008         50.00         12,325
         100    NII Holdings, Inc.                               September 2008      50.00         66,000
         100    NII Holdings, Inc.                               September 2008      55.00         40,300
          50    Powerwave Technologies, Inc.                     August 2008          2.50          7,500
          50    Roche Holding AG                                 September 2008     195.00         31,298
          12    SabMiller PLC                                    September 2008   1,250.00          1,188
         100    Schering-Plough Corp.                            September 2008      22.50          7,500
         250    Shuffle Master, Inc.                             September 2008       5.00         14,375
          75    SLM Corp.                                        September 2008      22.50          3,188
         250    Sprint Nextel Corp.                              August 2008          9.00          7,500
         100    Suntech Power Holdings Co., Ltd., ADR            September 2008      50.00          2,500
         300    Temple-Inland, Inc.                              August 2008         15.00         48,000
         600    Temple-Inland, Inc.                              August 2008         12.50        228,000
         100    UltraShort QQQ ProShares                         September 2008      47.00         21,500
          50    Visa, Inc., Class A                              August 2008         80.00          4,750
          35    Visa, Inc., Class A                              August 2008         85.00          1,400
          25    Whitbread PLC                                    September 2008   1,400.00          4,952

                TOTAL VALUE OF CALL OPTIONS WRITTEN
                (Premiums received $1,038,165)                                                $ 1,201,874
                                                                                           ---------------


(a)  Non-income producing security.

Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:  /s/ Tracy V. Maitland
     ----------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: September 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ----------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: September 26, 2008

By:  /s/ Robert White
     ----------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date: September 26, 2008